Share Based Compensation - Stock Option Grant Weighted Average Assumptions (Details) - Stock Options	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	4 years 5 months	4 years 2 months	3 years 7 months 6 days
Expected volatility	30.50%	32.20%	31.90%
Risk-free interest rate	1.10%	1.40%	1.10%
Dividend yield	3.40%	4.30%	3.70%